Related Parties - Summary of Transactions with Related Parties (Parenthetical) (Detail) - MXN ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Materials purchased from subsidiaries			$ 11,018,630	$ 11,447,164	$ 5,312,845
Sale Of Towers Of Related Party Transactions			3,323,594	6,943,400
Grupo Carso, SAB de CV [member]
Disclosure of transactions between related parties [line items]
Network maintenance service cost			117,321	121,728	203,013
Associates [member]
Disclosure of transactions between related parties [line items]
Software service expense			16,556	50,730	13,490
Seguros Inbursa SA and Fianzas Guardiana Inbursa, SA [member]
Disclosure of transactions between related parties [line items]
Insurance premium			3,281,176	3,814,995	$ 2,713,370
Telesites SAB de CV [Member]
Disclosure of transactions between related parties [line items]
Payment Of Tower Rent			316,700	$ 19,300
Sale Of Towers Of Related Party Transactions	$ 1,194,180	$ 6,943,400	1,390,980
Sitios [Member]
Disclosure of transactions between related parties [line items]
Sale Of Towers Of Related Party Transactions			$ 738,434